Intangible assets and goodwill - Summary of Goodwill and Trademarks (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and trademarks, beginning balance	$ 48,768
Effect of foreign currency exchange rate differences	(1,798)
Goodwill and trademarks, ending balance	46,970
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and trademarks, beginning balance	46,460
Effect of foreign currency exchange rate differences	(1,713)
Goodwill and trademarks, ending balance	44,747
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and trademarks, beginning balance	2,308
Effect of foreign currency exchange rate differences	(85)
Goodwill and trademarks, ending balance	$ 2,223